Debt Obligations (Narrative) (Details) $ in Millions		1 Months Ended		12 Months Ended
		Feb. 28, 2017 USD ($)	Jan. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Feb. 01, 2017	Oct. 05, 2012 USD ($)
Unamortized Discounts, Premiums, Fair Value Adjustments and Deferred Debt Issuance Costs				$ (64)
Long-term Debt				32,930	$ 28,679
Proceeds from borrowings				19,916	22,462	$ 15,354
Repayments of Long-term Debt				15,799	17,843	$ 12,702
AmeriGas [Member]
Repayments of Senior Debt		$ 378
Senior note interest rate							7.00%
Sunoco [Member]
Long-term Debt				474	485
ETP [Member]
Long-term Debt				$ 22,067	20,633
Senior note interest rate				6.50%
Senior note maturity date				May 15, 2021
Leverage Ratio Maximum				5.0
Maximum Leverage Ratio Permitted				5.5
Panhandle [Member]
Long-term Debt				$ 1,135	1,160
Sunoco Logistics [Member]
Long-term Debt				$ 7,313	5,590
Maximum Consolidated EBITDA ratio				5.0
Adjusted EBITDA Ratio				4.4
Bakken Project [Member]
Long-term Debt				$ 1,087	0
PennTex [Member]
Leverage Ratio Maximum				4.75
Minimum interest coverage ratio				2.50
Bakken Project $2.50 billion Credit Facility due August 2019 [Member]
Minimum debt service coverage ratio				1.20
Acquisition Period [Member] | Sunoco Logistics [Member]
Maximum Consolidated EBITDA ratio				5.5
5.75% Senior Notes due January 15, 2017 | Sunoco [Member]
Senior note principal amount				$ 400	400
Senior note interest rate				5.75%
Senior note maturity date				Jan. 15, 2017
4.40% Senior Notes due April 1, 2021 | Sunoco Logistics [Member]
Senior note principal amount				$ 600	600
Senior note interest rate				4.40%
Senior note maturity date				Apr. 01, 2021
4.25% Senior Notes due April 1, 2024 | Sunoco Logistics [Member]
Senior note principal amount				$ 500	500
Senior note interest rate				4.25%
Senior note maturity date				Apr. 01, 2024
5.30% Senior Notes due April 1, 2044 | Sunoco Logistics [Member]
Senior note principal amount				$ 700	700
Senior note interest rate				5.30%
Senior note maturity date				Apr. 01, 2044
3.45% Senior Notes due January 15, 2023 | Sunoco Logistics [Member]
Senior note principal amount				$ 350	350
Senior note interest rate				3.45%
Senior note maturity date				Jan. 15, 2023
4.95% Senior Notes due January 15, 2043 | Sunoco Logistics [Member]
Senior note principal amount				$ 350	350
Senior note interest rate				4.95%
Senior note maturity date				Jan. 15, 2043
Junior Subordinated Debt [Member] | Variable Rate Portion of Debt [Member] | Panhandle [Member]
Senior note principal amount				$ 54
3.60% Senior Notes due February 1, 2023 | ETP [Member]
Senior note principal amount				$ 800	800
Senior note interest rate				3.60%
Senior note maturity date				Feb. 01, 2023
5.15% Senior Notes due February 1, 2043 | ETP [Member]
Senior note principal amount				$ 450	450
Senior note interest rate				5.15%
Senior note maturity date				Feb. 01, 2043
ETP $3.75 billion Revolving Credit Facility due November 2019 | ETP [Member]
Senior note maturity date				Oct. 27, 2019
5.35% Senior Notes due May 15, 2045 | Sunoco Logistics [Member]
Senior note principal amount				$ 800	800
Senior note interest rate				5.35%
Senior note maturity date				May 15, 2045
5.95% Senior Notes due December 1, 2025 | Sunoco Logistics [Member]
Senior note principal amount				$ 400	400
Senior note interest rate				5.95%
Senior note maturity date				Dec. 01, 2025
ETP $3.75 billion Revolving Credit Facility due November 2019 | ETP [Member]
Revolving credit facility balance outstanding				$ 2,777	1,362
Amount available for future borrowings under the revolving credit facitlity				813
Letters of credit outstanding, amount				160
Commercial Paper				$ 777
Weighted average interest rate on the total amount outstanding				2.20%
Line of Credit Facility, Current Borrowing Capacity				$ 3,750
Floating Rate Junior Subordinated Notes due November 1, 2066 | ETP [Member]
Senior note maturity date				Nov. 01, 2066
Floating Rate Junior Subordinated Notes due November 1, 2066 | Panhandle [Member]
Debt Instrument, Interest Rate Terms				variable rate based upon the three-month LIBOR rate plus 3.0175%
Senior note maturity date				Nov. 01, 2066
Debt Instrument, Interest Rate, Effective Percentage				3.77%
3.90% Senior Notes due July 15, 2026 | Sunoco Logistics [Member]
Senior note principal amount				$ 550	0
Senior note interest rate				3.90%
Senior note maturity date				Jul. 15, 2026
Sunoco Logistics $2.50 billion Revolving Credit Facility due March 2020 | Sunoco Logistics [Member]
Revolving credit facility balance outstanding				$ 1,292	562
Commercial Paper				$ 50
Weighted average interest rate on the total amount outstanding				1.76%
Line of Credit Facility, Current Borrowing Capacity				$ 2,500
Line of Credit Facility, Maximum Borrowing Capacity				3,250
Sunoco Logistics $1.0 billion 364-day Credit Facility due December 2017 [Member] | Sunoco Logistics [Member]
Revolving credit facility balance outstanding	[1]			630	0
Line of Credit Facility, Current Borrowing Capacity				1,000
Line of Credit Facility, Maximum Borrowing Capacity				1,000
Sunoco Merger [Member]
Senior note principal amount				465				$ 965
Bakken Project $2.50 billion Credit Facility due August 2019 [Member] | Bakken Project [Member]
Revolving credit facility balance outstanding				$ 1,100	0
Weighted average interest rate on the total amount outstanding				2.13%
Line of Credit Facility, Current Borrowing Capacity				$ 2,500
PennTex $275 million Revolving Credit Facility due December 2019 | PennTex [Member]
Revolving credit facility balance outstanding				168	$ 0
Amount available for future borrowings under the revolving credit facitlity				$ 106
Weighted average interest rate on the total amount outstanding				2.90%
Line of Credit Facility, Current Borrowing Capacity				$ 275
Line of Credit Facility, Maximum Borrowing Capacity				$ 400
Maximum [Member] | PennTex [Member]
Line of Credit Facility, Commitment Fee Percentage				0.50%
Maximum [Member] | Applicable margins for LIBOR rate loans [Member] | PennTex [Member]
Debt Instrument, Basis Spread on Variable Rate				3.25%
Maximum [Member] | Applicable margin for ABR loans [Member] | PennTex [Member]
Debt Instrument, Basis Spread on Variable Rate				2.25%
Minimum [Member] | PennTex [Member]
Line of Credit Facility, Commitment Fee Percentage				0.35%
Minimum [Member] | Applicable margins for LIBOR rate loans [Member] | PennTex [Member]
Debt Instrument, Basis Spread on Variable Rate				2.00%
Minimum [Member] | Applicable margin for ABR loans [Member] | PennTex [Member]
Debt Instrument, Basis Spread on Variable Rate				1.00%
Subsequent Event [Member]
Proceeds from borrowings			$ 1,480
Subsequent Event [Member] | 4.20% Senior Notes due April 2027 [Member]
Senior note principal amount			$ 600
Senior note interest rate			4.20%
Subsequent Event [Member] | 5.30% Senior Notes due April 2047 [Member]
Senior note principal amount			$ 900
Senior note interest rate			5.30%
Subsequent Event [Member] | 5.75% Senior Notes due January 15, 2017 | Sunoco [Member]
Repayments of Long-term Debt			$ 400

[1]	(1) Sunoco Logistics’ $1.0 billion 364-Day Credit Facility, including its $630 million term loan, were classified as long-term debt as of December 31, 2016 as Sunoco Logistics has the ability and intent to refinance such borrowings on a long-term basis.